Supplemental Financial Statement Information - Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Mar. 31, 2014 Foreign Currency Gain (Loss) [Member]	Mar. 31, 2013 Foreign Currency Gain (Loss) [Member]	Dec. 31, 2013 Foreign Currency Gain (Loss) [Member] Successor [Member]	Mar. 31, 2014 Defined Benefit Plans [Member]	Mar. 31, 2013 Defined Benefit Plans [Member]	Dec. 31, 2013 Defined Benefit Plans [Member] Successor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (26,200)	$ (23,934)	$ (26,276)	$ (16,646)		$ (27,445)	$ (30,155)	$ (29,072)	$ 1,245	$ 6,221	$ 2,796
Beginning balance	(26,276)		(16,646)			(29,072)	(24,224)	(24,224)	2,796	7,578	7,578
Other comprehensive loss before reclassifications			(5,103)					(5,825)			722
Amounts reclassified from (AOCL) and AOCI	(1,551)	(1,357)	(4,527)			(100)		977	(1,551)	(1,357)	(5,504)
Net current period other comprehensive loss	76	(7,288)	(9,630)	9,718	(26,364)	1,727	(5,931)	(4,848)			(4,782)
Ending balance	$ (26,200)	$ (23,934)	$ (26,276)	$ (16,646)		$ (27,445)	$ (30,155)	$ (29,072)	$ 1,245	$ 6,221	$ 2,796